Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Subscription and services	$ 41,741	$ 34,408	$ 19,114
Interest revenue	27,208	23,111	25,131
Total revenue	68,949	57,519	44,245
Cost of revenue
Provision for loan losses, net of recoveries	14,730	7,540	8,334
Transaction costs	7,979	3,940	414
Cost of revenue	22,709	11,480	8,748
Gross profit	46,240	46,039	35,497
Operating expenses
Technology and development	12,973	10,667	5,134
Marketing	11,208	15,629	4,137
Customer service and operations	14,089	13,214	6,179
General and administration	20,197	17,642	8,453
Stock-based compensation	8,712	11,683	2,041
Depreciation and amortization	12,636	12,736	8,414
Total operating expenses	79,815	81,571	34,358
Loss from operations	(33,575)	(35,532)	1,139
Other expenses (income)
Credit facility interest expense	4,640	4,109	6,194
Debenture and other financing expense	2,111	3,841	6,170
Accretion related to debentures and convertible debentures	1,249	1,252	963
Share of loss in investment accounted for using the equity method	20,569	278	0
Revaluation loss (gain)	3,489	(15,671)	2,426
Impairment of investment accounted for using the equity method	58,263	0	0
Impairment of goodwill	31,758	0	0
Other non-operating expense (income)	10,360	4,100	(1,169)
Other expenses (income)	132,439	(2,091)	14,584
Net loss before tax	(166,014)	(33,441)	(13,445)
Income tax recovery	(336)	(232)	0
Net loss	(165,678)	(33,209)	(13,445)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Unrealized revaluation (loss) gain on digital assets	(468)	468	0
Foreign currency transaction reserve gain	101	458	0
Other comprehensive (loss) income	(367)	926	0
Total comprehensive loss	$ (166,045)	$ (32,283)	$ (13,445)
Net loss per share
Basic loss per share	$ (2.17)	$ (0.53)	$ (0.47)
Diluted loss per share	$ (2.17)	$ (0.53)	$ (0.47)
Weighted average number of basic common shares (in 000s)	76,326	63,005	28,873
Weighted average number of fully diluted common shares (in 000s)	76,326	63,005	28,873